SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 -SUBSEQUENT EVENTS

A.	On July 12, 2022, the Company issued 200,000 shares of our common stock to Leonite (see note 5D).

B.	On August 1, 2022, the board of the Company approved prolonging the agreement with GPIS and adding $42,000 to its compensation. In addition, the board agreed to extend the life term of all warrants issued to employees to ten years from day of issuance.

C.	On July 22, 2022, the Company filed an application to the OTC Markets Group for being listed on the OTCQB tier.

NOTE 14 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of this report.

A.	On February 1st, 2022, Neil Kline was appointed to the Company’s board of directors. The Company granted Mr. Kline an option to purchase up to 500,000 shares of the Company’s common stock. Upon grant, the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between her and the Company.

B.	See Note 9 C-E.

C.	On April 21, 2022, the Company amended its certificate of incorporations to decrease the number of authorized shares of common stock that it may issue from time to time, from 10,000,000,000 to 900,000,000 shares.

D.	On May 4, 2022, the Company received notice that Todd Violette is resigning from his role as Chief Executive Officer of the Company to pursue personal interests, effective immediately.

E.	On May 9, 2022, the company received the balance of $390,000 from Leonite. Upon receipt of the balance of the committed amount, we issued to Leonite an additional 200,000 shares of our common stock and 300,000 warrants to purchase additional shares of our common stock at a per share exercise price of $0.6.

F.	On May 25, 2022, the company signed a 6 month consulting agreement with Guerilla capital, a Canadian company, for the services of investors market perception, identifying capital market solutions, marketing and news dissemination. On June 2nd, 2022, the company was issued 2,484,472 shares for its services.

G.	On June 1, 2022, the company signed a consulting agreement with GPIS LTD, an Israeli company controlled by Boris Molchadsky, for the services of S-1 filing consultation, management services and US development of company operations. The fee for its services is $182,000, paid in 4 installments.